Exhibit 99.1

Indenture Trustee Report
for
ING USA Global Funding Trust 5 (the “Trust”)

Payment Date: January 9, 2008
CUSIP Number: 44982XAD9

(i)	the amount received by the Indenture Trustee as of the last statement in respect of the principal, interest and premium, if any, on Funding Agreement No. RMTN 5 (the “Funding Agreement’)
issued by ING USA Annuity and Life Insurance Company (“ING USA”).

Interest: $3,501,562.57
Principal: -0-
Premium, if any: -0-

(ii)	the amounts of compensation received by the Indenture Trustee during the period relating to such
Payment Date.

Paid by the Trust: -0-
Paid by ING USA: $0.00

(iii)	the amount of payment on such Payment Date to holders allocable to principal of and premium, if any, and interest on the notes of the Trust and the amount of aggregate unpaid interest accrued on such notes as of such Payment Date.

Interest: $3,501,562.50
Principal: -0-
Unpaid Interest Accrued: -0-

(iv)	the aggregate stated principal amount of the Funding Agreement, the current interest rate or rates thereon at the close of business on such Payment Date, and the current rating assigned to the
Funding Agreement.

Principal Amount: $750,000,015.00
Interest Rate: 4.80125%
Ratings:
Moody’s Investor Service: Aa3
Standard & Poors’ Rating Service: AA

(v)	the aggregate balance of the notes at the close of business on such Payment Date and the current rating assigned to the notes.

Principal Amount: $750,000,000.00
Reduction: -0-
Principal Amount on the Payment Date: $750,000,000.00
Ratings:
Moody’s Investor Service: Aa3
Standard & Poors’ Rating Service: AA